SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 14: SUBSEQUENT EVENTS

From August 1, 2023 through the date hereof, the Company issued the following shares of common stock:

On August 1, 2023, the Company issued 31,042 shares of common stock to Armistice upon the exercise of its Pre-Funded Warrants.

On August 17, 2023, the Company issued 1,876 shares of common stock to Rodney Rapson as compensation for Mr. Rapson’s advisory services under the advisory agreement between the Company and Mr. Rapson.

On August 31, 2023, the Company issued 42,500 shares of common stock to the Lender (as defined below) in connection with the Conversion (as defined below).

On September 18, 2023, the Company issued 125,134 shares of common stock to Armistice upon the exercise of its Pre-Funded Warrants.

On September 19, 2023, the Company issued 9,444 shares of common stock to Armistice upon the exercise of its Pre-Funded Warrants.

UFS Agreement

On August 7, 2023, the Company entered into an agreement with UFS (the “UFS Agreement”) pursuant to which the Company sold $797,500 in future receivables (the “UFS Second Receivables Purchased Amount”) to UFS in exchange for payment to the Company of $550,000 in cash less fees of $50,000. The Company agreed to pay UFS $30,000 each week until the UFS Second Receivables Purchased Amount is paid in full.

In order to secure payment and performance of the Company’s obligations to UFS under the UFS Agreement, the Company granted to UFS a security interest in the following collateral: all accounts receivable and all proceeds as such term is defined by Article 9 of the UCC. The Company also agreed not to create, incur, assume, or permit to exist, directly or indirectly, any lien on or with respect to any of such collateral.

On August 21, 2023, the Company amended its arrangement with MidCity and agreed to issue 42,500 shares of stock monthly for eight months to settle the profit guarantee under its prior note arrangement from April 2020. The parties agreed to a one-time true-up at March 31, 2024 if any further amounts are due MidCity at that time.

On September 19, 2023, the Company entered into an agreement with Meged (the “Second Meged Agreement”) pursuant to which the Company sold $423,000 in future receivables to Meged (the “Meged Second Receivable Amount”) in exchange for paying the then outstanding balance of $70,153.20 of the Meged Receivables Purchased Amount in full with the balance being retained by the Company in cash for general purposes. The Company agreed to pay Meged $15,107.14 each week until the Meged Second Receivable Amount is paid in full.

In order to secure payment and performance of the Company’s obligations to Meged under the Second Meged Agreement, the Company granted to Meged a security interest in the following collateral: all accounts receivable and all proceeds as such term is defined by Article 9 of the UCC. The Company also agreed not to create, incur, assume, or permit to exist, directly or indirectly, any lien on or with respect to any of such collateral.

Note 17: SUBSEQUENT EVENTS

From May 1, 2023 through the date hereof, the Company issued 220,760 shares of common stock to ambassadors under their agreements (188), to vendors in settlement of accounts payable (67,500), for settlement with former owners of FSS (1,3500), for the exercise of warrants (58,042) and to satisfy the profit guarantee on a note (93,681).

Meged Agreement

On June 8, 2023, the Company entered into a merchant cash advance agreement with Meged Funding Group (“Meged”) pursuant to which the Company sold $315,689 in future receivables to Meged (the “Meged Receivables Purchased Amount”) to in exchange for payment to the Company of $210,600 in cash less fees of $10,580. The Company has agreed to pay Meged $17,538 each week until the Meged Receivables Purchased Amount is paid in full.

UFS Agreement

On August 7, 2023, the Company entered into an agreement with UFS (the “UFS Agreement”) pursuant to which the Company sold $797,500 in future receivables (the “UFS Second Receivables Purchased Amount”) to UFS in exchange for payment to the Company of $550,000 in cash less fees of $50,000. The Company has agreed to pay UFS $30,000 each week until the UFS Second Receivables Purchased Amount is paid in full.

In order to secure payment and performance of the Company’s obligations to UFS under the UFS Agreement, the Company granted to UFS a security interest in the following collateral: all accounts receivable and all proceeds as such term is defined by Article 9 of the UCC. The Company also agreed not to create, incur, assume, or permit to exist, directly or indirectly, any lien on or with respect to any of such collateral.

On September 13, the Company held a special meeting of stockholders in which the following items were approved: (i) the issuance of (i) 1,018,510 shares of the our common stock, par value $0.001 per share, that were issued on October 3, 2022, and, (ii) 11,802,002 shares of our common stock issuable upon exercise of Pre-Funded Warrants at an exercise price of $0.00001 per share, (iii) 12,820,512 shares of common stock issuable upon the exercise of 5-Year Warrants at an exercise price of $0.39 per share, (iv) 25,641,024 shares of common stock issuable upon the exercise of 7.5 Year Warrants at an exercise price of $0.43 per share and (v) 18,099,548 shares of our common stock issuable upon the exercise of 5.5 Year Warrants at an exercise price per share equal to $0.221 per share to Armistice Capital Master Fund Ltd and (ii) a reverse stock split of our common stock within a range of one (1)-for-ten (10) to one (1)-for-forty (40) (“Reverse Stock Split”), with the Board of Directors of the Company to set the specific ratio and determine the date for the reverse split to be effective and any other action deemed necessary to effectuate the Reverse Stock Split, without further approval or authorization of stockholders, at any time within 12 months of the special meeting date.